Provision for contingencies (Details 1) (Detail) - BRL (R$) R$ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current provisions [abstract]
Civil	R$ 4,895	R$ 4,326	R$ 555
Labor	318	322	125
Total	R$ 5,213	R$ 4,648	R$ 680